October 13, 2011

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549	VIA EDGAR

Attn: Division of Investment Management

Re:    Timothy Plan, File Nos. 811-08228 and 033-73248

On behalf of Timothy Plan and its series, the Timothy Plan Israel Common Values Fund (the “Fund”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Fund, dated October 11, 2011 that would have been filed under Rule 497(c) would not have differed from that contained in the Fund’s Post Effective Amendment No. 42, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-11-268483 on October 11, 2011.

Sincerely,

/s/ Arthur Ally

Arthur Ally

President & Chairman of the Board